Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 30, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2022